Intangible Assets, Net - Schedule of Estimated Amortization Expense for these Intangible Assets (Details)	Oct. 31, 2025 USD ($)
Schedule of Estimated Amortization Expense for these Intangible Assets [Abstract]
2026	$ 1,025
2027	1,025
2028	1,025
2029	1,025
Thereafter	2,347
Total:	$ 6,447